Note 16 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 3,137	$ 2,548
Inter-segment net operating revenues	1,033	499
Net operating revenues	4,170	3,047
Cost of sales	(2,958)	(2,174)
Depreciation, depletion and amortization	(210)	(203)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	(50)
Selling, general and administrative expenses	(220)	(191)
Research and development expenses	0	(1)
Other operating expenses	(180)	29
Costs and expenses	(3,622)	(2,665)
Operating income (loss)	548	382
Equity in results of non-consolidated companies	6	6
Other taxes	(34)	(21)
Income (loss) before income taxes	520	367
Income tax benefits (expense)	(5)	(65)
Net income (loss) for the period	515	302
Less: Net income (loss) attributable to the noncontrolling interest	3	(17)
Net income (loss) attributable to Petrobras	518	285
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	201	167
Inter-segment net operating revenues	1,059	659
Net operating revenues	1,260	826
Cost of sales	(294)	(176)
Depreciation, depletion and amortization	(178)	(164)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	0
Selling, general and administrative expenses	(45)	(37)
Research and development expenses	0	0
Other operating expenses	(183)	4
Costs and expenses	(754)	(448)
Operating income (loss)	506	378
Equity in results of non-consolidated companies	(3)	(1)
Other taxes	(20)	(11)
Income (loss) before income taxes	483	366
Income tax benefits (expense)	(32)	(89)
Net income (loss) for the period	451	277
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	451	277
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,596	1,370
Inter-segment net operating revenues	618	349
Net operating revenues	2,214	1,719
Cost of sales	(2,055)	(1,614)
Depreciation, depletion and amortization	(17)	(21)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(39)	(34)
Research and development expenses	0	0
Other operating expenses	9	(15)
Costs and expenses	(2,102)	(1,734)
Operating income (loss)	112	(15)
Equity in results of non-consolidated companies	4	5
Other taxes	(1)	(1)
Income (loss) before income taxes	115	(11)
Income tax benefits (expense)	6	(1)
Net income (loss) for the period	121	(12)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	121	(12)
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	125	118
Inter-segment net operating revenues	11	10
Net operating revenues	136	128
Cost of sales	(97)	(101)
Depreciation, depletion and amortization	(5)	(5)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(2)	(1)
Research and development expenses	0	0
Other operating expenses	5	5
Costs and expenses	(99)	(102)
Operating income (loss)	37	26
Equity in results of non-consolidated companies	8	(36)
Other taxes	0	0
Income (loss) before income taxes	45	(10)
Income tax benefits (expense)	18	(1)
Net income (loss) for the period	63	(11)
Less: Net income (loss) attributable to the noncontrolling interest	(37)	(1)
Net income (loss) attributable to Petrobras	26	(12)
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,209	887
Inter-segment net operating revenues	9	10
Net operating revenues	1,218	897
Cost of sales	(1,170)	(798)
Depreciation, depletion and amortization	(6)	(7)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(64)	(56)
Research and development expenses	0	0
Other operating expenses	3	3
Costs and expenses	(1,237)	(858)
Operating income (loss)	(19)	39
Equity in results of non-consolidated companies	3	4
Other taxes	(5)	(1)
Income (loss) before income taxes	(21)	42
Income tax benefits (expense)	(5)	(3)
Net income (loss) for the period	(26)	39
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(26)	39
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(4)	(6)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(74)	(63)
Research and development expenses	0	(1)
Other operating expenses	(12)	32
Costs and expenses	(90)	(38)
Operating income (loss)	(90)	(38)
Equity in results of non-consolidated companies	(6)	34
Other taxes	(8)	(8)
Income (loss) before income taxes	(104)	(12)
Income tax benefits (expense)	8	29
Net income (loss) for the period	(96)	17
Less: Net income (loss) attributable to the noncontrolling interest	40	(16)
Net income (loss) attributable to Petrobras	(56)	1
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	6	6
Inter-segment net operating revenues	(664)	(529)
Net operating revenues	(658)	(523)
Cost of sales	658	515
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	4	0
Research and development expenses	0	0
Other operating expenses	(2)	0
Costs and expenses	660	515
Operating income (loss)	2	(8)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	2	(8)
Income tax benefits (expense)	0	0
Net income (loss) for the period	2	(8)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 2	$ (8)